Valuation Results and Net Trading Income - Summary of Valuation Results and Net Trading Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Valuation Results And Net Trading Income [Abstract]
Securities trading results	€ (722)	€ 656	€ (369)
Derivatives trading results	540	59	706
Change in fair value of derivatives relating to
- fair value hedges	185	(184)	(170)
- cash flow hedges (ineffective portion)	(19)	44	(16)
- other non-tradingderivatives	868	(301)	2,103
Change in fair value of assets and liabilities (hedged items)	(176)	91	244
Valuation results on assets and liabilities designated at FVPL (excluding trading)	257	(56)	(79)
Foreign exchange transactions results	69	1,194	(898)
Other	225	9	24
Valuation results and net trading income 21	€ 1,227	€ 1,512	€ 1,545